Taxation (Reconciliation Between Statutory and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory income tax rates (as a percent)	25.00%	(25.00%)	25.00%
Effect of preferential tax (as a percent)	1.00%	(65.00%)	(5.00%)
Change in valuation allowance (as a percent)	31.00%	161.00%	(10.00%)
Permanent differences (as a percent)	5.00%	59.00%	7.00%
Effect of withholding tax (as a percent)	28.00%	0.00%	0.00%
Effect on tax rates in different tax jurisdiction (as a percent)	(83.00%)	51.00%	1.00%
Effective tax rate (as a percent)	7.00%	181.00%	18.00%